Property and Equipment, Net (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2026 HKD ($)
Property and Equipment, Net [Line Items]
Depreciation expense	$ 1,854,462	$ 1,462,726	$ 1,036,767
Taipei Fubon Bank [Member]
Property and Equipment, Net [Line Items]
Line of credit (in Dollars)				$ 75,000,000
Office Building [Member]
Property and Equipment, Net [Line Items]
Carrying amount	$ 17,712,809